RISK MANAGEMENT - Concentration by past due days (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
RISK MANAGEMENT
Gross loans and advances to customers	$ 268,108,682	$ 253,951,647
0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	253,093,079	240,251,654
31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	4,552,106	4,332,890
91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,344,931	1,282,872
121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	4,530,460	4,626,541
More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	4,588,106	3,457,690
Commercial
RISK MANAGEMENT
Gross loans and advances to customers	146,301,228	134,687,396
Commercial | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	140,669,531	129,866,971
Commercial | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	698,537	500,794
Commercial | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	309,082	205,141
Commercial | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,375,480	1,777,620
Commercial | More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	3,248,598	2,336,870
Consumer
RISK MANAGEMENT
Gross loans and advances to customers	54,991,509	54,591,769
Consumer | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	50,001,741	49,418,431
Consumer | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,948,887	2,244,017
Consumer | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	697,631	794,005
Consumer | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	2,114,684	1,994,748
Consumer | More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	228,566	140,568
Mortgage
RISK MANAGEMENT
Gross loans and advances to customers	38,713,478	36,250,408
Mortgage | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	35,456,267	33,524,034
Mortgage | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,499,419	1,290,817
Mortgage | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	268,225	212,433
Mortgage | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	774,212	599,351
Mortgage | More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	715,355	623,773
Financial Leases
RISK MANAGEMENT
Gross loans and advances to customers	27,005,509	27,277,057
Financial Leases | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	25,997,218	26,436,493
Financial Leases | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	361,533	247,124
Financial Leases | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	54,129	56,434
Financial Leases | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	213,705	196,578
Financial Leases | More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	378,924	340,428
Small Business Loans
RISK MANAGEMENT
Gross loans and advances to customers	1,096,958	1,145,017
Small Business Loans | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	968,322	1,005,725
Small Business Loans | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	43,730	50,138
Small Business Loans | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	15,864	14,859
Small Business Loans | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	52,379	58,244
Small Business Loans | More Than 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	$ 16,663	$ 16,051